UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGFX Growth Stock Fund –
.
TRSAX Growth Stock Fund–
.
Advisor  Class
RRGSX Growth Stock Fund–
.
R  Class
PRUFX Growth Stock Fund–
.
I  Class
TRJZX Growth Stock Fund–
.
Z Class

T. ROWE PRICE Growth Stock Fund
HIGHLIGHTS
The Growth Stock Fund generated a positive absolute return in the 12-month period ended December 31, 2023. The fund outperformed its benchmark, the
S&P 500 Index, and outpaced the style-specific Russell 1000 Growth Index.
The fund also outperformed its peer group, the Lipper Large-Cap Growth Funds
Index.
Major U.S. stock indexes produced strong gains in 2023, as the equity market rebounded from poor performance in 2022. Thanks in part to generally favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence, equities climbed the proverbial wall of worry, led by a relatively small group of high-growth, technology-oriented mega-cap companies.
The fund’s top sector allocations are in information technology, communication services, and consumer discretionary.
Given the equity market’s impressive performance in 2023, which was driven primarily by multiple expansion, returns in the coming year may be more subdued. An additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth, an environment that we believe would be suitable to our focus on fundamental research and active, bottom-up stock selection.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Growth Stock Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Growth Stock Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Growth Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital growth through investments in stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Growth Stock Fund returned 45.27% in the 12-month period ended
December 31, 2023. The fund outperformed its benchmark, the S&P 500
Index, and outpaced the style-specific Russell 1000 Growth Index. The fund also outperformed its peer group, the Lipper Large-Cap Growth Funds Index.
(Returns for the Advisor, R, I, and Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.
Investors should note that the fund's short-term performance is highly unusual and unlikely to be sustained.)
What factors influenced the fund’s performance?
Major U.S. stock indexes
produced strong gains in
2023, as the equity market
rebounded from poor
performance in 2022. Thanks
in part to generally favorable
corporate earnings, a resilient
economy, and increased
investor interest in artificial
intelligence (AI), equities
climbed the proverbial wall
of worry, led by a relatively
small group of high-growth,
technology-oriented mega-
cap companies. While many
of our highest-conviction
investments were top
performers, a handful of our
more idiosyncratic ideas also
provided important contributions.
The information technology sector led the way during the year, contributing the most to relative returns. A burgeoning secular growth theme in the form of AI provided significant support for the group, particularly among names in the semiconductors and software industries. Our positioning in NVIDIA and
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Growth Stock Fund –
.
9.90% 45.27%
Growth Stock Fund–
.
Advisor  Class 9.74 44.88
Growth Stock Fund–
.
R  Class 9.61 44.52
Growth Stock Fund–
.
I  Class 9.96 45.44
Growth Stock Fund–
.
Z  Class 10.26 46.22
S&P 500 Index 8.04 26.29
Russell 1000 Growth Index 10.59 42.68
Lipper Large-Cap
Growth Funds Index 10.64 42.03

T. ROWE PRICE Growth Stock Fund

Advanced Micro Devices was a bright spot for the fund. Improved visibility around future demand for advanced computing chips that are critical for the buildout of AI infrastructure benefited shares of both chipmakers. Microsoft, which represents the fund’s largest position, also outperformed during the year. The market responded positively to reacceleration in the company’s cloud business as headwinds from information technology spending constraints began to fade. AI tailwinds also provided a boost for the stock; Microsoft’s investments in the space began to produce tangible gains, with contributions from AI services starting to move the needle on Azure growth. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The fund’s second-largest sector allocation is in communication services, where a handful of names in digital advertising bounced back following disappointing performances in 2022. Shares of social media giant Meta Platforms rose over the past 12 months, driven by (1) the company’s continued focus on cost discipline, (2) a rebound in digital ad spending, and (3) improving monetization trends within short-form video. Alphabet also added value as shares were driven higher by a reacceleration in advertising spending for both its search and YouTube segments, encouraging engagement and monetization signals from AI efforts, and some modest improvement on cost control efforts.
Robust consumer spending guided the consumer discretionary sector higher.
Shares of Amazon.com gained due to improving profitability in its North
American e-commerce segment and better-than-expected results from Amazon
Web Services (AWS) as cloud optimization headwinds began to abate. Amazon, which remains one of our largest holdings, has three businesses (e-commerce,
AWS, and advertising) that each are levered to durable secular growth themes, are attacking huge addressable markets, and have plenty of runway left for growth. Our out-of-benchmark position in Ferrari also assisted. Shares of the luxury sports car manufacturer benefited from resilient demand—driven by its premium brand and a historically strong product cycle—alongside continued
positive earnings revisions throughout the year.
While our favorable positioning in a narrow group of market-leading names was a notable source of strength for the fund, we were also rewarded for being right on some ideas within health care where our investment theses are playing out nicely. Shares of Eli Lilly traded higher, buoyed by impressive sales across its product portfolio, better-than-expected clinical data for its developmental Alzheimer’s drug, and heightened attention and optimism around the GLP-1 agonist drug class, which several of the company's most significant diabetes and weight loss treatments belong to. Our positioning in two medical device companies also contributed. Despite recent fears that GLP-1

T. ROWE PRICE Growth Stock Fund

drugs could dampen future business prospects for the medical device space, shares of Intuitive Surgical and Stryker finished the year higher, driven by improving procedure volumes alongside easing supply chain bottlenecks and inflationary pressures.
No subsectors hurt relative performance during the period. However, from an absolute perspective, Estee Lauder and Schlumberger, a global beauty manufacturer and an oil field services leader, respectively, were two of the largest detractors from the fund’s performance.
How is the fund positioned?
Information technology continues to be our largest sector allocation, where powerful secular growth themes such as cloud computing and generative AI represent significant profit opportunities; however, the sector was a source of sales in 2023. We trimmed shares of Microsoft on strength. We maintain a positive view of the company as Microsoft’s broad-based success in cloud computing with Office 365 and Azure, along with its early leadership in AI, have made it a singularly advantaged and valuable enterprise technology business that we believe will be able to deliver above-average growth over the long term. We also trimmed shares of a handful of semiconductors and semiconductor equipment names that benefited from a groundswell of enthusiasm around AI, sparked by recent advancements in the technology, including ASML Holding, Advanced Micro Devices, and NVIDIA. However,
we did make some additions in the sector during the year. We initiated a position in Adobe on increased conviction that the software company will be a beneficiary of generative AI-induced demand as its rapid progress on integrating generative AI into its design and graphics software offerings has shifted the company from being viewed as a laggard in the space to a leader with prospects for higher growth.
We were also net sellers in the consumer discretionary sector. We curtailed our position in discount retailer Ross Stores on strength in order to allocate funds to other investment ideas elsewhere in the portfolio. We also scaled back our stake in Booking Holdings and eliminated our position in Wynn Resorts in order to maintain our desired weight in travel-related names. Conversely, one of our largest purchases during the year was Tesla. As the lead disruptor in both electric vehicles (EVs) and autonomous driving with significant advantages in technology, over the long term, we expect Tesla to be a major beneficiary of
EV adoption as its scale advantage should allow it to eventually move down the cost curve, unlocking new addressable markets and appealing to consumers at lower price points.

T. ROWE PRICE Growth Stock Fund

Communication services was an area of buying activity during the year. We bought shares of Meta Platforms as the company has delivered on improving operational efficiency and has also seen a recovery in advertising revenue growth and overall user engagement trends. We also initiated a new position in
T-Mobile US, which we appreciate for its impressive management team, pivot to strong free cash flow generation, methodical investment in network capacity and coverage, and thoughtful expansion of its distribution into underpenetrated suburban and rural areas. We believe T-Mobile has the potential to become the best wireless network in the U.S. as it realizes synergies from its now integrated
Sprint merger, increases its U.S. consumer geographic coverage footprint as well as its exposure to the enterprise wireless market segment, and further expands its 5G network leadership.
We were also able to identify
a few opportunities within
consumer staples and energy
that meet our earnings
growth criteria. We bought
shares of Dollar General
following the company’s
announcement in mid-
October that its former chief
executive officer (CEO)
would be returning to the
position. While operational
improvement at Dollar
General is likely to take time,
we think the CEO change
will stabilize the business,
and we believe the company
represents an attractive risk/
reward trade-off at current
levels. In the energy sector,
we initiated a position in
Schlumberger—a global
leader in oil field services
with a revenue mix that primarily skews international. We bought shares of the company, which is widely regarded as a technology leader in oil field services, as we expect Schlumberger to be a primary beneficiary of the international and offshore capital expenditure upcycle on the back of decreasing oil drilling productivity and a steepening cost curve onshore.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology   43.2% 42.5%
Communication Services   15.3 15.9
Consumer Discretionary   14.7 14.7
Health Care   12.5 12.4
Financials   8.3 8.3
Industrials and Business
Services   3.4 3.0
Materials   0.9 1.2
Consumer Staples   1.7 1.1
Energy   0.0 0.7
Real Estate   0.0 0.0
Utilities   0.0 0.0
Other and Reserves   0.0 0.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Growth Stock Fund

What is portfolio management’s outlook?
Continued trends in disinflation, a relatively robust labor market, and a resilient consumer have widened the runway for a soft landing. The Federal
Reserve’s dovish pivot—and implied rate cut cadence—has encouraged risk-on behavior as the probability of a recession continues to decline. We believe equity returns are likely to be more subdued in 2024; an additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth following the significant move up in the last 12 months, which was primarily driven by multiple expansion. From a positioning standpoint, we continue to refrain from taking a pronounced stance on macroeconomic implications, and, instead, we are aiming for a balanced approach of offensive ideas that can thrive if the skies continue to clear, as well as defensive positions with idiosyncratic investment theses we believe are underappreciated by the market that can also provide downside support.
Similarly, predicting election outcomes and subsequent market impacts is not an area of focus at this stage; however, as political agendas come into focus and the balance of political power crystalizes, actionable idiosyncratic investment opportunities may present themselves.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Growth Stock Fund

RISKS OF INVESTING IN THE FUND
Risks of Stock Investing
The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.
Risks of Growth Investing
Growth stocks tend to be more volatile than other types of stocks, and their prices may fluctuate more dramatically than the overall stock markets. Growth stocks are typically priced higher than other stocks because investors believe they have more growth potential, which may or may not be realized. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends that can cushion stock prices in a falling market.
In addition, earnings disappointments often lead to sharply falling prices for growth stocks.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained

T. ROWE PRICE Growth Stock Fund

in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Growth Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 13.0%
Apple 9.6
Amazon.com 7.6
Alphabet 7.6
NVIDIA 5.9
Meta Platforms 3.6
Visa 3.0
Eli Lilly 2.9
UnitedHealth Group 2.6
Mastercard 2.3
ServiceNow 1.6
Intuit 1.5
Intuitive Surgical 1.5
Tesla 1.4
Rivian Automotive 1.4
ASML Holding 1.3
Netflix 1.2
Adobe 1.2
Salesforce 1.1
ByteDance 1.1
Fiserv 1.1
Teledyne Technologies 1.1
Cigna Group 1.0
T-Mobile U.S. 1.0
Chubb 1.0
Total 76.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Growth Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GROWTH STOCK FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Growth Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Growth Stock Fund –
.
45.27% 13.33% 11.71% – –
Growth Stock Fund–
.
Advisor  Class 44.88 13.02 11.42 – –
Growth Stock Fund–
.
R  Class 44.52 12.74 11.13 – –
Growth Stock Fund–
.
I  Class 45.44 13.48 – 12.23% 8/28/15
Growth Stock Fund–
.
Z  Class 46.22 – – 18.61 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
0.03
R and
0.04
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. Investors should note that the fund's short-term performance is highly unusual and unlikely to be sustained.
Growth Stock Fund 0.67%
Growth Stock Fund–Advisor Class 0.93
Growth Stock Fund–R Class 1.18
Growth Stock Fund–I Class 0.53
Growth Stock Fund–Z Class 0.51
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Growth Stock Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Growth Stock Fund

GROWTH STOCK FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,099.00 $3.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.93   3.31
Advisor Class
Actual   1,000.00   1,097.40   4.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.57   4.69
R Class
Actual   1,000.00   1,096.10   6.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.26   6.01
I Class
Actual   1,000.00   1,099.60   2.80
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.53   2.70
Z Class
Actual   1,000.00   1,102.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.65%, the
2
Advisor Class was 0.92%, the
3
R Class was 1.18%, the
4
I Class was 0.53%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 61.61 $ 106.32 $ 96.94 $ 73.35 $ 57.11
Investment activities
Net investment income (loss)
(1)(2)
(0.10) (0.21) (0.34) (0.14) 0.08
Net realized and unrealized gain/
loss 27.97 (42.31) 19.65 27.13 17.49
Total from investment activities 27.87 (42.52) 19.31 26.99 17.57
Distributions
Net investment income — — — — (0.14)
Net realized gain (2.89) (2.19) (9.93) (3.40) (1.19)
Total distributions (2.89) (2.19) (9.93) (3.40) (1.33)
NET ASSET VALUE
End of period $ 86.59 $ 61.61 $ 106.32 $ 96.94 $ 73.35
Ratios/Supplemental Data
Total return
(2)(3)
45.27% (40.14)% 20.03% 36.93% 30.82%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.65% 0.67% 0.63% 0.64% 0.65%
Net expenses after waivers/
payments by Price Associates 0.65% 0.67% 0.63% 0.64% 0.65%
Net investment income (loss) (0.13)% (0.27)% (0.31)% (0.17)% 0.11%
Portfolio turnover rate 28.9% 25.9% 22.7% 33.0% 27.1%
Net assets, end of period (in
millions) $11,966 $10,958 $27,065 $26,587 $36,311
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 59.59 $ 103.20 $ 94.36 $ 71.50 $ 55.75
Investment activities
Net investment loss
(1)(2)
(0.28) (0.38) (0.63) (0.37) (0.11)
Net realized and unrealized gain/
loss 27.00 (41.04) 19.12 26.41 17.05
Total from investment activities 26.72 (41.42) 18.49 26.04 16.94
Distributions
Net realized gain (2.89) (2.19) (9.65) (3.18) (1.19)
NET ASSET VALUE
End of period $ 83.42 $ 59.59 $ 103.20 $ 94.36 $ 71.50
Ratios/Supplemental Data
Total return
(2)(3)
44.88% (40.29)% 19.71% 36.55% 30.44%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.91% 0.92% 0.91% 0.92% 0.92%
Net expenses after waivers/
payments by Price Associates 0.91% 0.92% 0.91% 0.92% 0.92%
Net investment loss (0.38)% (0.52)% (0.60)% (0.46)% (0.16)%
Portfolio turnover rate 28.9% 25.9% 22.7% 33.0% 27.1%
Net assets, end of period (in
millions) $1,337 $1,547 $3,008 $2,954 $2,758
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 56.70 $ 98.61 $ 90.58 $ 68.76 $ 53.78
Investment activities
Net investment loss
(1)(2)
(0.46) (0.55) (0.86) (0.55) (0.26)
Net realized and unrealized gain/
loss 25.68 (39.17) 18.32 25.36 16.43
Total from investment activities 25.22 (39.72) 17.46 24.81 16.17
Distributions
Net realized gain (2.89) (2.19) (9.43) (2.99) (1.19)
NET ASSET VALUE
End of period $ 79.03 $ 56.70 $ 98.61 $ 90.58 $ 68.76
Ratios/Supplemental Data
Total return
(2)(3)
44.52% (40.44)% 19.39% 36.21% 30.12%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.17% 1.18% 1.17% 1.17% 1.18%
Net expenses after waivers/
payments by Price Associates 1.17% 1.18% 1.17% 1.17% 1.18%
Net investment loss (0.65)% (0.77)% (0.85)% (0.72)% (0.42)%
Portfolio turnover rate 28.9% 25.9% 22.7% 33.0% 27.1%
Net assets, end of period (in
millions) $659 $561 $1,051 $1,016 $877
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 61.72 $ 106.34 $ 96.98 $ 73.39 $ 57.15
Investment activities
Net investment income (loss)
(1)(2)
—
(3)
(0.08) (0.22) (0.04) 0.17
Net realized and unrealized gain/
loss 28.02 (42.35) 19.68 27.16 17.50
Total from investment activities 28.02 (42.43) 19.46 27.12 17.67
Distributions
Net investment income — — — — (0.24)
Net realized gain (2.89) (2.19) (10.10) (3.53) (1.19)
Total distributions (2.89) (2.19) (10.10) (3.53) (1.43)
NET ASSET VALUE
End of period $ 86.85 $ 61.72 $ 106.34 $ 96.98 $ 73.39

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
45.44% (40.05)% 20.18% 37.09% 30.98%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.53% 0.53% 0.51% 0.52% 0.52%
Net expenses after waivers/
payments by Price Associates 0.53% 0.53% 0.51% 0.52% 0.52%
Net investment income (loss) (0.00)% (0.11)% (0.20)% (0.05)% 0.25%
Portfolio turnover rate 28.9% 25.9% 22.7% 33.0% 27.1%
Net assets, end of period (in
millions) $13,355 $12,188 $18,105 $14,963 $17,544
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 62.05 $ 106.34 $ 96.93 $ 56.20
Investment activities
Net investment income
(2)(3)
0.40 0.32 0.34 0.28
Net realized and unrealized gain/loss 28.25 (42.42) 19.69 44.34
Total from investment activities 28.65 (42.10) 20.03 44.62
Distributions
Net investment income (0.33) — — —
Net realized gain (2.89) (2.19) (10.62) (3.89)
Total distributions (3.22) (2.19) (10.62) (3.89)
NET ASSET VALUE
End of period $ 87.48 $ 62.05 $ 106.34 $ 96.93
Ratios/Supplemental Data
Total return
(3)(4)
46.22% (39.74)% 20.79% 79.59%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.52% 0.51% 0.51% 0.51%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.52% 0.41% 0.31% 0.41%
(5)
Portfolio turnover rate 28.9% 25.9% 22.7% 33.0%
Net assets, end of period (in millions) $19,640 $16,696 $24,833 $23,218
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Growth Stock Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.7%
COMMUNICATION SERVICES 14.8%
Entertainment 1.8%
Netflix (1) 1,213,652 590,903
Spotify Technology  (1) 1,453,296 273,089
863,992
Interactive Media & Services 11.8%
Alphabet, Class A  (1) 20,370,396 2,845,541
Alphabet, Class C  (1) 4,894,902 689,838
Meta Platforms, Class A  (1) 4,826,649 1,708,441
Pinterest, Class A  (1) 8,312,551 307,897
5,551,717
Media 0.2%
Trade Desk, Class A  (1) 1,596,329 114,872
114,872
Wireless Telecommunication Services 1.0%
T-Mobile U.S.  2,962,757 475,019
475,019
Total Communication Services 7,005,600
CONSUMER DISCRETIONARY 14.3%
Automobiles 3.3%
Ferrari (2) 731,146 247,442
Rivian Automotive, Class A  (1)(2) 27,202,331 638,167
Tesla  (1) 2,591,329 643,893
1,529,502
Broadline Retail 8.2%
Amazon.com (1) 23,556,888 3,579,233
Coupang  (1) 16,386,342 265,295
3,844,528
Diversified Consumer Services 0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR)  (1)(3)(4) 28,035 10,426
10,426
Hotels, Restaurants & Leisure 1.6%
Booking Holdings  (1) 52,692 186,910
Chipotle Mexican Grill  (1) 143,784 328,828
Las Vegas Sands  (2) 5,250,166 258,361
774,099
Specialty Retail 0.6%
Floor & Decor Holdings, Class A  (1)(2) 846,544 94,441

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  1,340,872 185,563
280,004
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Class B  2,605,723 282,903
282,903
Total Consumer Discretionary 6,721,462
CONSUMER STAPLES 1.1%
Consumer Staples Distribution & Retail 1.1%
Dollar General  3,268,581 444,364
Maplebear  (1) 580,562 13,626
Maplebear, Acquisition Date: 7/2/20 - 2/26/21, Cost $86,121  (1)(3) 1,574,100 36,944
Total Consumer Staples 494,934
ENERGY 0.7%
Energy Equipment & Services 0.7%
Schlumberger  6,668,183 347,012
Total Energy 347,012
FINANCIALS 8.3%
Capital Markets 0.7%
Charles Schwab  4,599,894 316,473
316,473
Financial Services 6.6%
ANT Group, Acquisition Date: 8/14/23, Cost $63,838  (1)(3)(4) 63,838,454 62,510
Fiserv  (1) 3,776,579 501,681
Mastercard, Class A  2,555,248 1,089,839
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373  (1)(3)(4) 1,489,660 33,279
Visa, Class A  (2) 5,513,540 1,435,450
3,122,759
Insurance 1.0%
Chubb  1,992,003 450,193
450,193
Total Financials 3,889,425
HEALTH CARE 11.8%
Biotechnology 1.4%
Argenx, ADR  (1) 550,216 209,318
Legend Biotech, ADR  (1)(2) 2,066,141 124,320
Vertex Pharmaceuticals  (1) 850,586 346,095
679,733
Health Care Equipment & Supplies 1.9%
Intuitive Surgical  (1) 2,107,257 710,904

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Stryker  686,590 205,606
916,510
Health Care Providers & Services 3.6%
Cigna Group  1,615,607 483,793
UnitedHealth Group  2,269,208 1,194,670
1,678,463
Life Sciences Tools & Services 1.5%
Avantor (1) 6,187,948 141,271
Danaher  (2) 1,282,803 296,763
Thermo Fisher Scientific  512,709 272,141
710,175
Pharmaceuticals 3.4%
Eli Lilly  2,296,441 1,338,641
Zoetis  1,235,679 243,886
1,582,527
Total Health Care 5,567,408
INDUSTRIALS & BUSINESS SERVICES 2.5%
Aerospace & Defense 0.4%
Airbus (EUR)  1,354,172 209,204
209,204
Commercial Services & Supplies 0.3%
Cintas  236,064 142,266
142,266
Ground Transportation 0.4%
Old Dominion Freight Line  494,393 200,392
200,392
Industrial Conglomerates 0.9%
Roper Technologies  743,041 405,084
405,084
Professional Services 0.5%
Ceridian HCM Holding  (1) 1,603,769 107,645
TransUnion  2,048,644 140,762
248,407
Total Industrials & Business Services 1,205,353
INFORMATION TECHNOLOGY 41.8%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867  (1)(3)(4) 219,911 1,056
1,056
Electronic Equipment, Instruments & Components 1.1%

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Amphenol, Class A  47,338 4,692
Teledyne Technologies  (1) 1,103,858 492,641
497,333
IT Services 1.6%
Accenture, Class A  1,028,135 360,783
MongoDB  (1) 225,643 92,254
Shopify, Class A  (1) 3,766,564 293,415
746,452
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices  (1) 3,033,193 447,123
ASML Holding  785,402 594,487
Intel  3,869,122 194,423
Lam Research  389,083 304,753
NVIDIA  5,580,826 2,763,737
4,304,523
Software 20.3%
Adobe (1) 918,157 547,773
Atlassian, Class A  (1) 1,351,348 321,432
Aurora Innovation  (1)(2) 18,136,239 79,255
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709  (1)
(3)(4) 35,624 37,999
Celonis, Acquisition Date: 6/17/21, Cost $30,297  (1)(3)(4) 81,931 18,277
Dynatrace  (1) 5,078,260 277,730
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800  (1)(3)(4) 252,548 118,874
Intuit  1,160,983 725,649
Microsoft  16,189,653 6,087,957
Salesforce  (1) 2,024,488 532,724
ServiceNow  (1) 1,086,429 767,551
9,515,221
Technology Hardware, Storage & Peripherals 9.6%
Apple  23,324,415 4,490,650
4,490,650
Total Information Technology 19,555,235
MATERIALS 0.9%
Chemicals 0.9%
Linde  977,193 401,343
Total Materials 401,343
Total Miscellaneous Common Stocks  0.5%  (5) 207,774
Total Common Stocks (Cost $18,333,853) 45,395,546

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 2.2%
COMMUNICATION SERVICES 1.1%
Interactive Media & Services 1.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809  (1)
(3)(4) 2,187,317 522,244
Total Communication Services 522,244
CONSUMER DISCRETIONARY 0.1%
Diversified Consumer Services 0.1%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR)  (1)(3)(4) 38,994 14,501
Total Consumer Discretionary 14,501
INFORMATION TECHNOLOGY 0.7%
Software 0.7%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399  (1)(3)(4) 1,408 1,502
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995  (1)(3)(4) 584 623
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99  (1)(3)(4) 58 62
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023  (1)(3)(4) 243,443 54,307
Databricks, Series I, Acquisition Date: 9/14/23, Cost $113,591  (1)
(3)(4) 1,545,458 113,591
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $77,826  (1)
(3)(4) 415,548 19,971
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045  (1)(3)(4) 4,605,200 26,895
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011  (1)(3)(4) 2,619,004 15,295
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269  (1)(3)(4) 6,914,757 28,281
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950  (1)(3)(4) 1,628,640 6,661
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903  (1)(3)(4) 1,337,376 30,385
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003  (1)(3)
(4) 640,558 36,544
Total Information Technology 334,117
MATERIALS 0.3%
Chemicals 0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936  (1)(3)(4) 1,538,629 73,448
Redwood Materials, Series D, Acquisition Date: 6/17/22 - 6/2/23,
Cost $50,290  (1)(3)(4) 1,065,590 50,867

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505  (1)(3)
(4) 1,320,595 26,781
Total Materials 151,096
Total Convertible Preferred Stocks (Cost $1,107,861) 1,021,958
PREFERRED STOCKS 0.9%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche (EUR)  1,522,420 134,091
Total Consumer Discretionary 134,091
HEALTH CARE 0.6%
Life Sciences Tools & Services 0.6%
Sartorius (EUR)  728,892 267,664
Total Health Care 267,664
Total Preferred Stocks (Cost $388,398) 401,755
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 195,231,583 195,232
Total Short-Term Investments (Cost $195,232) 195,232
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 771,728,845 771,729
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 771,729
Total Securities Lending Collateral (Cost $771,729) 771,729
Total Investments in Securities
101.8% of Net Assets
(Cost $20,797,073) $ 47,786,220
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at December 31, 2023.

T. ROWE PRICE Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,341,323 and represents 2.9% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Nuro, Series C  $ — $ (67,696) $ —
Nuro, Series D  — (15,944) —
Rappi, Series E  — (17,774) —
Redwood Materials, Series C  — (46,565) —
Redwood Materials, Series D  — 577 —
Sila Nano, Series F  — (14,382) —
T. Rowe Price Government Reserve Fund, 5.42% — — 8,761++
Totals $ —# $ (161,784) $ 8,761+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
Nuro, Series C  $ * $ — $ — $ *
Nuro, Series D  * — — *
Rappi, Series E  * — — *
Redwood Materials, Series C  * — — *
Redwood Materials, Series D  — 50,290 — *
Sila Nano, Series F  * — — *
T. Rowe Price Government
Reserve Fund, 5.42% 1,838,522   ¤   ¤ 966,961
Total $ 966,961^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $8,761 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $966,961.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Growth Stock Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $20,797,073) $ 47,786,220
Receivable for investment securities sold 179,265
Receivable for shares sold 13,221
Due from affiliates 7,823
Dividends receivable 6,188
Foreign currency (cost $1) 1
Other assets 1,911
Total assets 47,994,629
Liabilities
Obligation to return securities lending collateral 771,729
Payable for shares redeemed 242,343
Investment management fees payable 20,358
Payable to directors 39
Other liabilities 2,951
Total liabilities 1,037,420
NET ASSETS $ 46,957,209

T. ROWE PRICE Growth Stock Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 27,324,469
Paid-in capital applicable to 540,848,469 shares of $1.00
par value capital stock outstanding; 3,000,000,000 shares
authorized 19,632,740
NET ASSETS $ 46,957,209
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $11,966,393; Shares outstanding:
138,197,379) $ 86.59
Advisor Class
(Net assets: $1,336,631; Shares outstanding: 16,022,934) $ 83.42
R Class
(Net assets: $658,546; Shares outstanding: 8,333,110) $ 79.03
I Class
(Net assets: $13,355,298; Shares outstanding:
153,781,583) $ 86.85
Z Class
(Net assets: $19,640,341; Shares outstanding:
224,513,463) $ 87.48

T. ROWE PRICE Growth Stock Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,870) $ 242,274
Securities lending 681
Other 72
Total income 243,027
Expenses
Investment management 237,752
Shareholder servicing
Investor Class $ 15,850
Advisor Class 2,150
R Class 965
I Class 1,252 20,217
Rule 12b-1 fees
Advisor Class 3,618
R Class 3,169 6,787
Prospectus and shareholder reports
Investor Class 394
Advisor Class 15
R Class 13
I Class 264
Z Class 3 689
Custody and accounting 837
Proxy and annual meeting 399
Registration 214
Directors 163
Legal and audit 70
Miscellaneous 283
Waived / paid by Price Associates (100,824)
Total expenses 166,587
Net investment income 76,440

T. ROWE PRICE Growth Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 5,993,885
Foreign currency transactions (386)
Net realized gain 5,993,499
Change in net unrealized gain / loss
Securities 11,371,261
Other assets and liabilities denominated in foreign currencies 20
Change in net unrealized gain / loss 11,371,281
Net realized and unrealized gain / loss 17,364,780
INCREASE IN NET ASSETS FROM OPERATIONS
$ 17,441,220

T. ROWE PRICE Growth Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 76,440 $ 3,269
Net realized gain (loss) 5,993,499 (295,065)
Change in net unrealized gain / loss 11,371,281 (28,599,762)
Increase (decrease) in net assets from operations 17,441,220 (28,891,558)
Distributions to shareholders
Net earnings
Investor Class (393,126) (382,934)
Advisor Class (46,064) (55,623)
R Class (23,406) (21,012)
I Class (436,617) (426,547)
Z Class (704,534) (568,136)
Decrease in net assets from distributions (1,603,747) (1,454,252)
Capital share transactions
*
Shares sold
Investor Class 1,060,243 1,653,398
Advisor Class 125,753 282,407
R Class 68,747 89,955
I Class 1,390,909 6,170,859
Z Class 1,315,348 4,140,390
Distributions reinvested
Investor Class 370,969 363,356
Advisor Class 45,663 55,323
R Class 23,406 21,012
I Class 386,229 380,884
Z Class 704,534 568,136
Shares redeemed
Investor Class (4,427,458) (8,198,896)
Advisor Class (883,707) (577,408)
R Class (203,621) (169,145)
I Class (5,076,967) (4,107,226)
Z Class (5,730,657) (2,438,716)
Decrease in net assets from capital share
transactions (10,830,609) (1,765,671)

T. ROWE PRICE Growth Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 5,006,864 (32,111,481)
Beginning of period 41,950,345 74,061,826
End of period $ 46,957,209 $ 41,950,345
*Share information (000s)
Shares sold
Investor Class 13,910 21,335
Advisor Class 1,691 3,774
R Class 983 1,303
I Class 18,191 76,297
Z Class 17,681 57,200
Distributions reinvested
Investor Class 4,319 5,475
Advisor Class 552 862
R Class 299 344
I Class 4,484 5,729
Z Class 8,122 8,502
Shares redeemed
Investor Class (57,884) (103,524)
Advisor Class (12,187) (7,810)
R Class (2,844) (2,413)
I Class (66,364) (54,816)
Z Class (70,348) (30,161)
Decrease in shares outstanding (139,395) (17,903)

T. ROWE PRICE Growth Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks long-term capital growth through investments in stocks. The fund has five classes of shares: the Growth Stock Fund (Investor Class), the
Growth Stock Fund–Advisor Class (Advisor Class), the Growth Stock Fund–R Class
(R Class), the Growth Stock Fund–I Class (I Class) and the Growth Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected

T. ROWE PRICE Growth Stock Fund

as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$2,482,626,000 of net gain on $3,519,752,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Growth Stock Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Growth Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 44,866,977 $ 246,148 $ 282,421 $ 45,395,546
Convertible Preferred Stocks — — 1,021,958 1,021,958
Preferred Stocks — 401,755 — 401,755
Short-Term Investments 195,232 — — 195,232
Securities Lending Collateral 771,729 — — 771,729
Total $ 45,833,938 $ 647,903 $ 1,304,379 $ 47,786,220

T. ROWE PRICE Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $(326,385,000) for the year ended December 31, 2023.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 440,970 $ (100,868) $ 63,838 $ (121,519) $ 282,421
Convertible Bonds 3,270 — — (3,270) —
Convertible Preferred Stocks 1,143,324 (220,786) 163,881 (64,461) 1,021,958
Total $ 1,587,564 $ (321,654) $ 227,719 $ (189,250) $ 1,304,379

T. ROWE PRICE Growth Stock Fund

securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$749,055,000; the value of cash collateral and related investments was $771,729,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $13,365,776,000 and $20,574,480,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Growth Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2023, the fund utilized $890,351,000 of capital loss carryforwards.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 72,777 $ 55,386
Long-term capital gain 1,530,970 1,398,866
Total distributions $ 1,603,747 $ 1,454,252
($000s)
Cost of investments $ 20,903,417
Unrealized appreciation $ 28,026,808
Unrealized depreciation (1,144,011)
Net unrealized appreciation (depreciation) $ 26,882,797
($000s)
Undistributed long-term capital gain $ 441,672
Net unrealized appreciation (depreciation) 26,882,797
Total distributable earnings (loss) $ 27,324,469

T. ROWE PRICE Growth Stock Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to
0.25% of the fund’s average daily net assets up to $15 billion and 0.2125% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At
December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. Prior to June 1, 2023, the Advisor Class and R Class were not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to

T. ROWE PRICE Growth Stock Fund

average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Growth Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2023, expenses incurred pursuant to these service agreements were $115,000 for Price Associates; $3,724,000 for T. Rowe Price Services, Inc.; and
$2,390,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other
Investor Class Advisor Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.86% 1.11% 1.36% 0.05% 0.00%
Expense
limitation
date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(100,824)

T. ROWE PRICE Growth Stock Fund

accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $894,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Growth Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Growth Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Growth Stock Fund,
Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Growth Stock Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Growth Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Growth Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $2,119,821,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $234,885,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $194,465,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Growth Stock Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Growth Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Growth Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Growth Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Growth Stock Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Growth Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Growth Stock Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Eric L. DeVilbiss, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Growth Stock Fund

Name (Year of Birth)
Position Held With Growth Stock Fund  Principal Occupation(s)
Joseph B. Fath, CPA (1971)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Jon M. Friar (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Chris Graff (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Partner-Investment Team,
Sequoia Capital Global Equities (to 2020)
Paul D. Greene II (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Sam Johnson (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jill Jortner (1977)
Vice President
Vice President, T. Rowe Price; formerly, Research
Analyst, Iridian Asset Management (to 2022)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Jodi Love (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jennison
Associates LLC (to 2019)
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Growth Stock Fund

Name (Year of Birth)
Position Held With Growth Stock Fund  Principal Occupation(s)
Robert W. Sharps (1971)
Vice President
Director and Chair, T. Rowe Price; Director, Price
Investment Management and T. Rowe Price Group,
Inc., Vice President, T. Rowe Price Trust Company
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281722 F40-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$45,083	$41,909
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024